[Annotated Form N-Q]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05921

MORGAN STANLEY EMERGING MARKETS DOMESTIC DEBT FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE 21ST FLOOR NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RONALD E. ROBISON 522 FIFTH AVENUE 21ST FLOOR NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	10/31

Date of reporting period:	7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-S (§§ 239:24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under The investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
Portfolio of Investments

(Showing Percentage of Total Value of Investments)

Third Quarter Report
July 31, 2007 (unaudited)

	Face Amount (000)		Value (000)
DEBT INSTRUMENTS (95.7%)
Argentina (3.9%)
Sovereign (3.9%)
Republic of Argentina,
5.83%, 12/31/33	$	(a)185,900	$73,570
Brazil (17.3%)
Sovereign (17.3%)
Federative Republic of Brazil,
10.00%, 1/1/14	BRL	448,093	228,389
Nota do Tesouro Nacional,
10.00%, 7/1/10 - 1/1/17		192,000	98,265
			326,654
Chile (2.6%)
Sovereign (2.6%)
Credit Suisse First Boston, Chilean Peso Linked Notes,
5.79%, 5/2/14		$50,000	48,251
Colombia (5.4%)
Sovereign (5.4%)
Jupiter, S.p.V., Columbian Peso Linked Bonds,
13.50%, 9/15/14		75,000	83,379
Republic of Columbia,
9.85%, 6/28/27	COP	37,506,000	19,758
			103,137
Egypt (2.3%)
Sovereign (2.3%)
Arab Republic of Egypt,
8.75%, 7/18/12	EGP	237,660	42,697
Hungary (10.1%)
Sovereign (10.1%)
Republic of Hungary,
6.75%, 4/12/10	HUF	16,488,700	88,480
7.25%, 6/12/12		18,460,000	101,704
			190,184
Indonesia (9.7%)
Sovereign (9.7%)
Barclays Bank plc, Indonesian Rupiah,
10.00%, 7/17/17	IDR	(b)(c)800,000,000	91,707
Indonesia Government Bonds,
10.00%, 7/15/17		807,525,000	90,839
			182,546
Malaysia (4.6%)
Sovereign (4.6%)
Malaysia Government Bond,
3.72%, 6/15/12	MYR	295,000	86,200
Mexico (11.3%)
Sovereign (11.3%)
Mexican Bonos,
8.00%, 12/17/15	MXN	770,000	71,378
9.50%, 12/18/14		56,000	5,613
10.00%, 12/5/24 - 11/20/36		1,196,849	135,518
			212,509
Peru (0.8%)
Sovereign (0.8%)
Republic of Peru,
12.25%, 8/10/11	PEN	38,000	14,731

South Africa (10.5%)
Sovereign (10.5%)
Republic of South Africa,
13.00%, 8/31/10	ZAR	(a)1,159,000	177,925
Standard Bank plc, African Currency Basket Linked Bonds,
Zero Coupon, 5/21/08	$	(c)19,000	19,293
			197,218
Turkey (17.2%)
Sovereign (17.2%)
Republic of Turkey,
Zero Coupon, 11/26/08 - 5/6/09	TRY	542,730	323,997
TOTAL DEBT INSTRUMENTS (Cost $1,827,395)			1,801,694

	No. of
	Contracts
PUT OPTIONS PURCHASED (1.7%)
Brazil (0.5%)
Brazilian Real Put @ $1.914, expiring 7/7/08	195,000	9,814
Turkey (1.2%)
Turkish Lira Put @ $1.297, expiring 7/4/08	185,000	22,092
TOTAL PUT OPTIONS PURCHASED ($33,132)		31,906

	Shares
SHORT-TERM INVESTMENT (2.6%)
United States (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $48,293)	(d)48,292,670	48,293
TOTAL INVESTMENTS (100.0%) (Cost $1,908,820)		1,881,893
LIABILITIES IN EXCESS OF OTHER ASSETS		(445,613)
NET ASSETS		$1,436,280

(a)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreement as of July 31, 2007.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2007.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended July 31, 2007, advisory fees paid were reduced by $3,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $2,622,000. During the period ended July 31, 2007, cost of purchases and sales in the Liquidity Fund were $1,699,591,000 and $1,651,298,000 respectively.

ARS	Argentine Pesos
BRL	Brazilian Real
COP	Columbian Pesos
CLP	Chilean Pesos
EGP	Egyptian Pounds
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Pesos
MYR	Malaysian Ringgits
PEN	Peruvian Nuevos Soles
TRY	Turkish Lira
ZAR	South African Rand

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
USD	6,781	$6,781	8/9/07	IDR	61,405,728	$6,655	$(126)

USD — United States Dollar

Options Written:

The Fund had the following option(s) written open at period end:

		Premium
	No. of	Received	Value
	Contracts	(000)	(000)
Put Options Written:
Brazilian Real Put @ $2.11 expiring 7/7/08	390,000,000	$8,697	$5,907
Turkish Lira Put @ $1.464 expiring 7/4/08	370,000,000	22,080	20,043

Options written for the period ended July 31, 2007 were as follows:

		Total
		Premiums
	No. of	Received
	Contracts	(000)
Options Outstanding — February 1, 2006	—	$—
Options Written	1,520,000,000	55,116
Options Terminated in Closing Purchase Transactions	(760,000,000)	(24,339)
Options Expired	—	—
Options Exercised	—	—
Options Outstanding — July 31, 2007	760,000,000	$30,777

Swap Agreements:

At June 30, 2007, the Fund had the following open swap agreements:

							Net
							Unrealized
		Notional					Appreciation
	Termination	Amount					(Depreciation)
Counterparty	Date	(000)		Type	Pay	Receive	(000)
Citibank	2/13/17	982,224	RUB	TRS	6 month USD-LIBOR-BBA + 0.20%	Rosselkhozbank, 7.34%, due 2/9/17	$1,658

LIBOR	— London Inter Bank Offer Rate
RUB	— Russian Rubles
TRS	— Total Return Swap

At July 31, 2007, the Fund had a reverse repurchase agreement outstanding with Chase as follows:

Maturity in
less than
Chase	365 Days
Value of Securities Subject to Repurchase	$223,345,832
Liability Under Reverse Repurchase Agreement	$223,345,832
Weighted Average Days to Maturity	62.46

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 20, 2007